LEASES - Schedule of Maturity of Minimum Lease Income (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
2021	$ 166,325	$ 180,025
2022	22,725	166,325
2023	96,000	22,725
2025	96,000	96,000
Thereafter	288,000	384,000
Total Minimum Lease Income	$ 808,500	$ 849,075